Note 5 - Income Taxes (Details) - Changes in the Valuation Allowance (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2012 Increase Due To Uncertainty Of Recovery [Member]	Dec. 31, 2011 Increase Due To Uncertainty Of Recovery [Member]	Dec. 31, 2010 Increase Due To Uncertainty Of Recovery [Member]	Dec. 31, 2010 Decrease Related To Net Recognition Of Deferred Tax Assets [Member]	Dec. 31, 2012 Decrease Related To Utilization And Expiration [Member]	Dec. 31, 2012 Net Valuation Allowance Balance [Member]	Dec. 31, 2011 Net Valuation Allowance Balance [Member]	Dec. 31, 2010 Net Valuation Allowance Balance [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at beginning of year		$ (19,073)	$ (23,030)	$ (104,429)						$ (23,030)	$ (22,895)	$ (19,073)
Valuation Allowance, Deferred Tax Asset, Change In Amount	(88,000)	(71,000)			(3,837)	(3,822)	(2,713)	88,069	3,702
Balance at end of year	(19,073)	(22,895)	(23,030)	(104,429)						(23,030)	(22,895)	(19,073)
Valuation Allowance, Deferred Tax Asset, Change In Amount	$ (88,000)	$ (71,000)			$ (3,837)	$ (3,822)	$ (2,713)	$ 88,069	$ 3,702